Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses
Research and development	$ 1,305	$ 3,627
General and administrative expenses	1,534	1,370
Loss from operations	(2,839)	(4,997)
Change in fair value of warrant liability	1,142
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone		(1,111)
Share of loss in associate accounted for using equity method		(50)
Foreign exchange transaction (loss) gain	(2)	18
Depreciation expense	(8)	(11)
Interest income, net	45	80
Loss before provision for income taxes	(1,662)	(6,071)
Income tax (expense) benefit	(2)	145
Net loss	(1,664)	(5,926)
Other comprehensive income (loss)
Net unrealized gain on investments		1,769
Total comprehensive loss for period	(1,664)	(4,157)
Net loss attributable to:
Owners of the Company	(1,656)	(5,919)
Non-controlling interest	(8)	(7)
Net loss	(1,664)	(5,926)
Comprehensive loss attributable to:
Owners of the Company	(1,656)	(4,150)
Non-controlling interest	(8)	(7)
Total comprehensive loss for period	$ (1,664)	$ (4,157)
Loss per share
Loss per share, basic	$ (1.58)	$ (6.69)
Loss per share, diluted	$ (1.58)	$ (6.69)
Weighted average shares outstanding
Weighted average shares outstanding, basic	1,049	885
Weighted average shares outstanding, diluted	1,049	885